SHARE-BASED PAYMENTS - LTI Activity (Details)	12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,193,723	1,342,075
Units granted (in shares)	0	0
Units cancelled (in shares)	(1,768)	(13,246)
Units redeemed (in shares)	(74,783)	(156,072)
Dividends paid in units (in shares)	17,569	20,966
Units outstanding, end of year (in shares)	1,134,741.000000	1,193,723
Units vested, end of year (in shares)	1,128,464	1,177,529
Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	551,210.00000	385,880
Units granted (in shares)	179,440	211,030
Units cancelled (in shares)	(21,640)	(42,090)
Units redeemed (in shares)	(155,087)	(3,610)
Dividends paid in units (in shares)	0	0
Units outstanding, end of year (in shares)	553,923.000000	551,210.00000
Units vested, end of year (in shares)	420,247	400,183